OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
SCHEDULE OF OTHER RECEIVABLES AND PREPAID EXPENSES

Other receivables and prepaid expenses consisted of the following at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Deposits	$42,514	$8,978
Prepaid expenses, including related party (see Note 13)	235,791	128,378
Employees’ social insurance	7,959	8,667
Others	39,331	24,808
Total	$325,595	$170,831

Other receivables and prepaid expenses consisted of the following at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Deposits	$8,978	$15,546
Prepaid expenses including related party (see Note 13)	128,378	9,490
Employees’ social insurance	8,667	10,124
Others	24,808	7,471
Total	$170,831	$42,631